Investment in associates (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Schedule of investments in associates
	Dolly Varden	UMS	Total
Carrying amount at December 31, 2021	$-	$-	$-
Acquisition of equity investment (note 3)	60,439	-	60,439
Company’s share of net loss of associates	(449)	-	(449)
Carrying amount at March 31, 2022	59,990	$-	$59,990
Acquisition of equity investment	-	151	151
Company’s share of net loss of associates	(1,406)	(35)	(1,441)
Carrying amount at June 30, 2022	$58,584	$116	$58,700
Three months ended June 30, 2022	Dolly Varden	UMS
Cost recoveries	$-	$(1,690)
Exploration and evaluation	4,059	665
Marketing	272	181
Share-based compensation	258	-
Administrative and other	(354)	983
Net loss of associate, 100%	4,235	139
Company's share of net loss of associates	$1,406	$35
Six months ended June 30, 2022	Dolly Varden	UMS
Cost recoveries	$-	$(1,690)
Exploration and evaluation	4,183	665
Marketing	484	181
Share-based compensation	1,080	-
Administrative and other	(241)	983
Net loss of associate, 100%	5,506	139
Company's share of net loss of associates	$1,855	$35
	Dolly Varden	UMS
Current assets	$22,866	$1,209
Non-current assets	157,440	2,791
Current liabilities	(3,689)	(2,013)
Non-current liabilities	-	(1,523)
Net assets, 100%	176,617	464
Company’s equity share of net assets of associate	$58,584	$116
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Exploration and evaluation costs	$252	$82	$303	$132
Marketing and investor relations	5	(15)	5	8
General and administration	233	79	351	137
Total transactions for the period	$490	$146	$659	$277